UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-00919
Van Kampen Equity and Income Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 9/30/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited)

Description	Shares	Value

Common Stocks 64.9%
Aerospace & Defense 0.8%
General Dynamics Corp.	898,800	$58,062,480
Raytheon Co.	871,400	41,801,058

		99,863,538

Air Freight & Logistics 0.5%
FedEx Corp.	786,500	59,160,530

Apparel Retail 0.6%
Gap, Inc.	3,228,500	69,089,900

Asset Management & Custody Banks 0.3%
State Street Corp.	638,600	33,590,360

Auto Parts & Equipment 0.3%
Autoliv, Inc.	1,223,100	41,096,160

Broadcasting & Cable TV 1.1%
Comcast Corp., Class A	7,655,200	129,296,328

Broadcasting — Diversified 0.7%
Time Warner Cable, Inc.	1,945,285	83,822,331

Communications Equipment 1.1%
Cisco Systems, Inc. (a)	5,790,000	136,296,600

Computer Hardware 1.3%
Hewlett-Packard Co.	3,356,000	158,436,760

Consumer Electronics 0.9%
Sony Corp. — ADR (Japan)	3,926,500	114,653,800

Department Stores 0.6%
Macy’s, Inc.	4,312,600	78,877,454

Diversified Banks 0.9%
Comerica, Inc.	778,600	23,101,062
U.S. Bancorp	1,699,300	37,146,698

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Description	Shares	Value

Diversified Banks (continued)
Wells Fargo & Co.	1,619,200	$45,629,056

		105,876,816

Diversified Chemicals 1.7%
Bayer AG — ADR (Germany)	1,856,500	129,116,233
Dow Chemical Co.	3,214,600	83,804,622

		212,920,855

Diversified Commercial & Professional Services 0.4%
Cintas Corp.*	1,484,300	44,989,133

Diversified Metals & Mining 0.5%
Freeport-McMoRan Copper & Gold, Inc.	940,900	64,555,149

Drug Retail 1.0%
Walgreen Co.	3,144,100	117,809,427

Electric Utilities 2.9%
American Electric Power Co., Inc.	5,540,827	171,710,228
Edison International, Inc.	621,200	20,859,896
Entergy Corp.	922,066	73,636,191
FirstEnergy Corp.	1,979,500	90,502,740

		356,709,055

Electronic Equipment Manufacturers 0.8%
Agilent Technologies, Inc. (a)	3,563,200	99,163,856

Gold 0.5%
Newmont Mining Corp.	1,293,200	56,926,664

Health Care Distributors 0.5%
Cardinal Health, Inc.	1,672,200	44,814,960
CareFusion Corp. (a)	836,100	18,226,980

		63,041,940

Health Care Equipment 1.5%
Boston Scientific Corp. (a)	6,914,500	73,224,555
Covidien PLC (Ireland)	2,592,650	112,158,039

		185,382,594

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Description	Shares	Value

Home Improvement Retail 1.4%
Home Depot, Inc.	6,396,700	$170,408,088

Human Resource & Employment Services 0.8%
Manpower, Inc.	1,075,193	60,974,195
Robert Half International, Inc.	1,665,300	41,665,806

		102,640,001

Industrial Conglomerates 3.5%
General Electric Co.	10,650,100	174,874,642
Siemens AG — ADR (Germany)	1,293,200	120,215,872
Tyco International Ltd. (Switzerland)	3,670,550	126,560,564

		421,651,078

Industrial Machinery 1.6%
Dover Corp.	2,884,400	111,799,344
Ingersoll-Rand PLC (Ireland)	2,733,465	83,835,372

		195,634,716

Insurance Brokers 2.4%
Marsh & McLennan Cos., Inc.	11,949,800	295,518,554

Integrated Oil & Gas 5.6%
BP PLC — ADR (United Kingdom)	1,664,000	88,574,720
ConocoPhillips	960,800	43,389,728
Exxon Mobil Corp.	1,810,600	124,225,266
Hess Corp.	1,118,300	59,784,318
Occidental Petroleum Corp.	2,605,100	204,239,840
Royal Dutch Shell PLC — ADR (United Kingdom)	2,960,700	169,322,433

		689,536,305

Integrated Telecommunication Services 1.0%
Verizon Communications, Inc.	3,935,012	119,112,813

Internet Software & Services 1.6%
eBay, Inc. (a)	8,242,700	194,610,147

Investment Banking & Brokerage 1.1%
Charles Schwab Corp.	7,100,740	135,979,171

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Description	Shares	Value

Motorcycle Manufacturers 0.4%
Harley-Davidson, Inc.	2,096,900	$48,228,700

Movies & Entertainment 3.2%
Time Warner, Inc.	6,219,933	179,009,672
Viacom, Inc., Class B (a)	7,698,400	215,863,136

		394,872,808

Office Services & Supplies 0.4%
Avery Dennison Corp.	1,382,500	49,783,825

Oil & Gas Equipment & Services 1.1%
Schlumberger Ltd. (Netherlands Antilles)	1,822,800	108,638,880
Smith International, Inc.	1,073,200	30,800,840

		139,439,720

Oil & Gas Exploration & Production 2.3%
Anadarko Petroleum Corp.	3,074,400	192,857,112
Devon Energy Corp.	1,356,000	91,299,480

		284,156,592

Oil & Gas Refining & Marketing 0.2%
Valero Energy Corp.	1,054,600	20,448,694

Other Diversified Financial Services 5.8%
Bank of America Corp.	8,996,900	152,227,548
Citigroup, Inc.	16,217,200	78,491,248
JPMorgan Chase & Co.	10,780,745	472,412,246

		703,131,042

Packaged Foods & Meats 1.3%
Cadbury PLC — ADR (United Kingdom)	1,430,358	73,479,636
Unilever NV (Netherlands)	2,819,600	81,373,656

		154,853,292

Personal Products 0.7%
Estee Lauder Cos., Inc., Class A	2,410,000	89,362,800

Pharmaceuticals 4.0%
Abbott Laboratories	1,364,700	67,511,709

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Description	Shares	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	6,179,800	$139,169,096
Pfizer, Inc.	4,822,000	79,804,100
Roche Holdings AG — ADR (Switzerland)	2,536,100	102,345,837
Schering-Plough Corp.	3,441,218	97,214,409

		486,045,151

Property & Casualty Insurance 2.1%
Chubb Corp.	2,349,516	118,439,102
Travelers Cos., Inc.	2,726,549	134,228,007

		252,667,109

Regional Banks 2.3%
BB&T Corp.	2,166,100	59,004,564
Fifth Third Bancorp	4,430,200	44,877,926
First Horizon National Corp. (a)	1,671,416	22,112,836
PNC Financial Services Group, Inc.	3,193,300	155,162,447

		281,157,773

Reinsurance 0.2%
Transatlantic Holdings, Inc.	547,600	27,473,092

Restaurants 0.5%
Starbucks Corp. (a)	2,930,336	60,511,438

Semiconductor Equipment 0.6%
Lam Research Corp. (a)	1,977,484	67,550,853

Semiconductors 0.8%
Intel Corp.	5,028,100	98,399,917

Soft Drinks 0.3%
Coca-Cola Co.	798,100	42,857,970

Systems Software 0.2%
Symantec Corp. (a)	1,254,280	20,657,992

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Description	Shares	Value

Wireless Telecommunication Services 0.6%
Vodafone Group PLC — ADR (United Kingdom)*	3,086,300	$69,441,750

Total Common Stocks 64.9%		7,927,690,641

Convertible Preferred Stocks 1.3%
Agricultural Products 0.3%
Archer-Daniels-Midland Co.	832,350	33,210,765

Health Care Facilities 0.1%
HEALTHSOUTH Corp., Ser A (b)	27,000	19,649,250

Health Care Services 0.2%
Omnicare Capital Trust II	600,000	20,962,500

Office Services & Supplies 0.2%
Avery Dennison Corp.	529,725	20,261,981

Oil & Gas Storage & Transportation 0.2%
El Paso Energy Capital Trust I	875,900	29,506,881

Regional Banks 0.3%
KeyCorp, Ser A	427,098	37,020,855

Total Convertible Preferred Stocks 1.3%		160,612,232

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Convertible Corporate Obligations 12.0%
	Advertising 0.5%
$28,695	Interpublic Group of Cos., Inc.	4.250%	03/15/23	$28,372,181
35,490	Interpublic Group of Cos., Inc. (b)	4.750	03/15/23	35,135,100

				63,507,281

	Aerospace & Defense 0.5%
54,000	L-3 Communications Corp.	3.000	08/01/35	55,620,000

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Aluminum 0.1%
$6,750	Alcoa, Inc.	5.250%	03/15/14	$14,883,750

	Asset Management & Custody Banks 0.0%
4,520	Janus Capital Group, Inc.*	3.250	07/15/14	5,689,550

	Auto Parts & Equipment 0.3%
31,810	BorgWarner, Inc.	3.500	04/15/12	38,887,725

	Biotechnology 2.0%
72,500	Amgen, Inc.	0.375	02/01/13	73,678,125
72,500	Amgen, Inc. (b)	0.375	02/01/13	73,678,125
37,072	Amylin Pharmaceuticals, Inc.	3.000	06/15/14	28,638,120
45,000	Invitrogen Corp.	1.500	02/15/24	49,387,500
13,636	Invitrogen Corp.	3.250	06/15/25	15,766,625

				241,148,495

	Broadcasting & Cable TV 0.3%
27,546	Liberty Media LLC	3.125	03/30/23	27,408,270
21,235	Sinclair Broadcast Group, Inc.	6.000	09/15/12	13,086,069

				40,494,339

	Casinos & Gaming 0.5%
46,844	International Game Technology (b)	3.250	05/01/14	61,658,415

	Communications Equipment 0.2%
34,000	JDS Uniphase Corp. (b)	1.000	05/15/26	28,730,000

	Computer Storage & Peripherals 0.2%
24,315	NetApp, Inc.	1.750	06/01/13	26,442,563

	Electric Utilities 0.6%
2,000	Centerpoint Energy, Inc. (c)	2.502	09/15/29	47,000,000
10,065	PG & E Corp.	9.500	06/30/10	27,389,381

				74,389,381

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Environmental & Facilities Services 0.2%
$22,000	Allied Waste Industries, Inc.	4.250%	04/15/34	$21,972,500

	Health Care 1.0%
46,059	LifePoint Hospitals, Inc.	3.500	05/15/14	39,322,871
62,100	Mylan Labs, Inc.	1.250	03/15/12	61,090,875
21,330	Wright Medical Group, Inc.	2.625	12/01/14	18,103,838

				118,517,584

	Health Care Equipment 0.4%
46,193	Medtronic, Inc.	1.500	04/15/11	46,193,000

	Health Care Services 0.5%
75,866	Omnicare, Inc.	3.250	12/15/35	58,606,485

	Industrial Conglomerates 0.6%
64,000	3M Co., LYON	*	11/21/32	55,280,000
9,876	Textron, Inc.	4.500	05/01/13	16,159,605

				71,439,605

	Internet Software & Services 0.4%
28,864	Symantec Corp.	0.750	06/15/11	30,595,840
22,117	Symantec Corp.	1.000	06/15/13	23,720,483

				54,316,323

	Media-Noncable 0.2%
24,129	Omnicom Group, Inc.	*	07/31/32	22,832,066

	Pharmaceuticals 1.0%
30,043	Allergan, Inc.	1.500	04/01/26	33,873,482
35,517	King Pharmaceuticals, Inc.	1.250	04/01/26	30,677,809
50,597	Millipore Corp.	3.750	06/01/26	52,873,865

				117,425,156

	Regional Banks 0.0%
1,786	National City Corp.	4.000	02/01/11	1,808,325

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Retailers 0.1%
$21,638	Iconix Brand Group, Inc.	1.875%	06/30/12	$18,987,345

	Semiconductors 0.3%
40,978	Xilinx, Inc. (b)	3.125	03/15/37	36,214,308

	Steel 0.2%
7,166	ArcelorMittal (Luxembourg)	5.000	05/15/14	10,381,742
6,294	United States Steel Corp.	4.000	05/15/14	10,038,930

				20,420,672

	Technology 1.9%
24,495	Cadence Design Systems, Inc.	1.375	12/15/11	22,443,544
22,000	Cadence Design Systems, Inc.	1.500	12/15/13	17,737,500
36,420	Linear Technology Corp. (b)	3.000	05/01/27	35,327,400
58,945	Lucent Technologies, Inc., Ser B	2.875	06/15/25	49,513,800
30,083	ON Semiconductor Corp.	2.625	12/15/26	32,489,640
88,383	SanDisk Corp.	1.000	05/15/13	69,159,697

				226,671,581

	Total Convertible Corporate Obligations 12.0%			1,466,856,449

	Corporate Bonds 8.3%
	Aerospace & Defense 0.1%
2,265	Boeing Co.	4.875	02/15/20	2,341,158
2,920	Boeing Co.	6.000	03/15/19	3,281,391

				5,622,549

	Automotive 0.1%
3,730	DaimlerChrysler NA Holding Corp.	7.750	01/18/11	3,954,643
645	DaimlerChrysler NA Holding Corp.	8.500	01/18/31	765,247
3,705	Harley-Davidson Funding Corp., Ser C (b)	6.800	06/15/18	3,613,642

				8,333,532

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking 1.5%
$1,125	American Express Co.	8.125%	05/20/19	$1,332,829
15,855	Bank of America Corp., Ser L	5.650	05/01/18	15,681,324
6,760	Bank of America Corp.	5.750	12/01/17	6,758,547
450	Bank of America Corp.	7.625	06/01/19	507,941
8,290	Barclays Bank PLC (United Kingdom)	6.750	05/22/19	9,288,531
3,548	BB&T Corp.	6.850	04/30/19	3,975,875
8,625	Capital One Bank USA NA	8.800	07/15/19	9,987,034
11,285	Citigroup, Inc.	6.125	11/21/17	11,222,041
6,965	Citigroup, Inc.	6.125	05/15/18	6,869,350
9,075	Citigroup, Inc.	8.500	05/22/19	10,261,429
3,579	Credit Suisse First Boston USA, Inc.	5.125	08/15/15	3,783,182
8,340	Deutsche Bank AG London (Germany)	3.875	08/18/14	8,452,206
2,095	Goldman Sachs Group, Inc.	3.625	08/01/12	2,152,164
18,965	Goldman Sachs Group, Inc.	6.150	04/01/18	19,982,529
4,475	Goldman Sachs Group, Inc.	6.750	10/01/37	4,633,071
8,310	HBOS PLC (United Kingdom) (b)	6.750	05/21/18	7,421,079
17,720	JPMorgan Chase & Co.	4.750	05/01/13	18,775,580
1,220	JPMorgan Chase & Co.	6.000	01/15/18	1,311,604
4,565	JPMorgan Chase & Co.	6.750	02/01/11	4,850,240
3,555	PNC Funding Corp.	6.700	06/10/19	3,941,418
3,385	Royal Bank of Scotland PLC (United Kingdom) (b)	4.875	08/25/14	3,440,737
5,100	UBS AG Stamford Branch (Switzerland)	5.875	12/20/17	5,229,188
20,325	Wells Fargo & Co.	5.625	12/11/17	21,384,217
4,610	Westpac Banking Corp. (Australia)	4.200	02/27/15	4,691,145

				185,933,261

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Brokerage 0.2%
$4,315	Bear Stearns Co., Inc.	7.250%	02/01/18	$4,935,769
8,030	Credit Suisse New York (Switzerland)	5.300	08/13/19	8,249,291
3,372	Credit Suisse New York (Switzerland)	6.000	02/15/18	3,536,135
8,375	Merrill Lynch & Co., Inc.	6.875	04/25/18	8,822,217

				25,543,412

	Building Materials 0.0%
1,885	Holcim US Finance Sarl & Cie SCS (Luxembourg) (b)	6.000	12/30/19	1,911,562

	Chemicals 0.1%
3,830	E.I. Du Pont de Nemours & Co.	6.000	07/15/18	4,291,170
1,540	Monsanto Co.	5.125	04/15/18	1,637,229
1,580	Potash Corp. of Saskatchewan, Inc. (Canada)	4.875	03/30/20	1,581,402
2,175	Potash Corp. of Saskatchewan, Inc. (Canada)	5.875	12/01/36	2,241,120
1,635	Potash Corp. of Saskatchewan, Inc. (Canada)	6.500	05/15/19	1,835,642

				11,586,563

	Construction Machinery 0.0%
2,185	Caterpillar Financial Services Corp.	4.900	08/15/13	2,313,034
1,115	Caterpillar, Inc.	6.050	08/15/36	1,224,625

				3,537,659

	Consumer Products 0.1%
4,810	Philips Electronics NV (Netherlands)	5.750	03/11/18	5,184,516
2,120	Procter & Gamble Co.	4.700	02/15/19	2,219,850

				7,404,366

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Diversified Manufacturing 0.3%
$1,330	Brascan Corp. (Canada)	7.125%	06/15/12	$1,343,865
2,470	Brookfield Asset Management, Inc. (Canada)	5.800	04/25/17	2,127,826
5,380	Cooper Industries, Inc.	5.250	11/15/12	5,832,124
1,765	Emerson Electric Co.	4.875	10/15/19	1,871,306
1,000	Emerson Electric Co.	5.000	04/15/19	1,065,914
23,965	General Electric Co.	5.250	12/06/17	24,634,750

				36,875,785

	Electric 0.8%
700	Consumers Energy Co., Ser F	4.000	05/15/10	710,231
4,885	Detroit Edison Co.	6.125	10/01/10	5,134,970
5,255	Electricite de France SA (France) (b)	6.500	01/26/19	6,032,004
7,500	Enel Finance International SA (Luxembourg) (b)	5.125	10/07/19	7,467,000
6,615	E.ON International Finance BV (Netherlands) (b)	5.800	04/30/18	7,130,911
9,125	Exelon Generation Co. LLC	5.200	10/01/19	9,242,713
5,690	FirstEnergy Solutions Corp. (b)	6.050	08/15/21	5,892,297
2,100	Iberdrola Finance Ireland Ltd. (Ireland) (b)	3.800	09/11/14	2,131,611
1,330	Indianapolis Power & Light Co. (b)	6.300	07/01/13	1,437,794
4,000	NiSource Finance Corp. (d)	0.976	11/23/09	3,997,112
4,450	NiSource Finance Corp.	6.800	01/15/19	4,563,778
4,910	Ohio Power Co., Ser K	6.000	06/01/16	5,290,009
2,475	Pacificorp	5.500	01/15/19	2,693,359
3,530	PPL Energy Supply LLC	6.300	07/15/13	3,793,214
1,610	PPL Energy Supply LLC	6.500	05/01/18	1,737,729
6,560	Progress Energy, Inc.	7.050	03/15/19	7,651,597
3,695	Public Service Co. of Colorado	6.500	08/01/38	4,456,067

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Electric (continued)
$1,255	Public Service Electric & Gas	5.000%	01/01/13	$1,332,065
3,100	Union Electric Co.	6.700	02/01/19	3,504,876
6,300	Virginia Electric & Power Co.	8.875	11/15/38	8,990,780

				93,190,117

	Electric Utilities 0.0%
2,420	CenterPoint Energy Resources Corp.	6.250	02/01/37	2,335,675
1,805	CenterPoint Energy Resources Corp., Ser B	7.875	04/01/13	2,034,098

				4,369,773

	Entertainment 0.0%
615	Viacom, Inc.	5.625	09/15/19	626,275

	Food/Beverage 0.4%
4,705	Anheuser-Busch InBev Worldwide, Inc. (b)	7.200	01/15/14	5,302,036
3,435	Archer-Daniels-Midland Co.	5.450	03/15/18	3,728,624
1,995	Bunge Ltd. Finance Corp.	8.500	06/15/19	2,303,810
1,342	ConAgra Foods, Inc.	7.000	10/01/28	1,488,804
4,085	ConAgra Foods, Inc.	8.250	09/15/30	5,158,191
3,585	Diageo Capital PLC (United Kingdom)	5.750	10/23/17	3,941,227
1,355	Diageo Capital PLC (United Kingdom)	7.375	01/15/14	1,571,773
6,815	FBG Finance Ltd. (Australia) (b)	5.125	06/15/15	7,115,119
4,065	General Mills, Inc.	5.650	02/15/19	4,410,594
6,690	Kraft Foods, Inc.	6.125	08/23/18	7,108,218
100	Kraft Foods, Inc.	6.750	02/19/14	111,668
842	Kraft Foods, Inc.	6.875	02/01/38	929,979
2,030	Kraft Foods, Inc.	6.875	01/26/39	2,238,875

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Food/Beverage (continued)
$890	Kraft Foods, Inc.	7.000%	08/11/37	$994,642

				46,403,560

	Health Care 0.1%
1,715	Baxter International, Inc.	5.375	06/01/18	1,861,816
4,225	Medco Health Solutions, Inc.	7.125	03/15/18	4,795,075
5,745	UnitedHealth Group, Inc.	6.000	02/15/18	6,047,038
2,250	WellPoint, Inc.	4.250	12/15/09	2,265,493
895	WellPoint, Inc.	7.000	02/15/19	1,019,182

				15,988,604

	Independent Energy 0.2%
3,775	Devon Financing Corp. ULC (Canada)	7.875	09/30/31	4,689,411
4,292	EnCana Corp. (Canada)	5.900	12/01/17	4,591,079
430	EnCana Corp. (Canada)	6.500	05/15/19	478,233
4,495	Questar Market Resources, Inc.	6.800	04/01/18	4,615,628
6,220	XTO Energy, Inc.	5.500	06/15/18	6,429,981
555	XTO Energy, Inc.	6.500	12/15/18	613,773

				21,418,105

	Integrated Energy 0.1%
4,755	BP Capital Markets PLC (United Kingdom)	4.750	03/10/19	5,008,822
9,050	ConocoPhillips	5.200	05/15/18	9,607,172
2,485	ConocoPhillips	5.750	02/01/19	2,712,288

				17,328,282

	Life Insurance 0.4%
5,000	American General Corp.	7.500	08/11/10	5,034,870
730	John Hancock Global Funding II (b)	7.900	07/02/10	759,138
1,540	MetLife, Inc.	6.750	06/01/16	1,720,982
5,410	MetLife, Inc., Ser A	6.817	08/15/18	6,031,506
220	MetLife, Inc., Ser B	7.717	02/15/19	259,446

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Life Insurance (continued)
$3,155	Nationwide Financial Services, Inc.	6.250%	11/15/11	$3,267,899
4,865	Platinum Underwriters Finance, Inc., Ser B	7.500	06/01/17	4,679,828
3,005	Principal Financial Group, Inc.	8.875	05/15/19	3,606,547
4,910	Prudential Financial, Inc.	4.750	09/17/15	4,881,802
3,395	Prudential Financial, Inc.	6.625	12/01/37	3,478,008
365	Prudential Financial, Inc.	7.375	06/15/19	408,062
11,365	Xlliac Global Funding (b)	4.800	08/10/10	11,323,359

				45,451,447

	Media-Cable 0.3%
4,535	Comcast Corp.	5.700	05/15/18	4,776,053
2,000	Comcast Corp.	6.450	03/15/37	2,124,776
5,000	Cox Communications, Inc.	7.250	11/15/15	5,693,625
1,440	Cox Communications, Inc. (b)	8.375	03/01/39	1,781,883
3,615	DirecTV Holdings LLC (b)	5.875	10/01/19	3,610,481
875	DirecTV Holdings LLC	7.625	05/15/16	940,625
1,350	Time Warner Cable, Inc.	6.750	06/15/39	1,464,822
1,760	Time Warner Cable, Inc.	8.250	04/01/19	2,130,952
5,375	Time Warner Cable, Inc.	8.750	02/14/19	6,632,729
2,595	Time Warner, Inc.	5.875	11/15/16	2,755,781
3,705	Time Warner, Inc.	7.700	05/01/32	4,201,448

				36,113,175

	Media-Noncable 0.2%
1,285	Grupo Televisa SA (Mexico)	6.000	05/15/18	1,297,412
5,830	News America, Inc.	7.850	03/01/39	6,846,326
3,835	Omnicom Group, Inc.	6.250	07/15/19	4,144,676
3,555	Pearson Dollar Finance Two PLC (United Kingdom) (b)	6.250	05/06/18	3,761,734
4,585	Viacom, Inc.	6.875	04/30/36	4,858,743
2,760	Vivendi (France) (b)	6.625	04/04/18	2,971,623

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Media-Noncable (continued)
$3,125	WPP Finance (United Kingdom)	8.000%	09/15/14	$3,431,469

				27,311,983

	Metals 0.2%
11,425	ArcelorMittal (Luxembourg)	9.850	06/01/19	13,535,495
6,960	Newmont Mining Corp.	5.125	10/01/19	6,970,405
1,910	Rio Tinto Finance USA Ltd. (Australia)	6.500	07/15/18	2,057,357
680	Rio Tinto Finance USA Ltd. (Australia)	9.000	05/01/19	836,157
3,570	Vale Overseas Ltd. (Cayman Islands)	5.625	09/15/19	3,649,179

				27,048,593

	Noncaptive-Consumer Finance 0.3%
2,390	American Express Credit Corp.	5.125	08/25/14	2,474,919
7,075	American Express Credit Corp., Ser C	7.300	08/20/13	7,852,790
13,225	General Electric Capital Corp.	5.625	05/01/18	13,183,685
6,316	Household Finance Corp.	6.375	10/15/11	6,702,615
740	HSBC Finance Corp.	5.500	01/19/16	757,497
7,060	HSBC Finance Corp.	6.750	05/15/11	7,444,107
1,925	HSBC Finance Corp.	8.000	07/15/10	2,013,053

				40,428,666

	Noncaptive-Diversified Finance 0.1%
5,710	General Electric Capital Corp.	6.000	08/07/19	5,803,153
6,905	Nationwide Building Society (United Kingdom) (b)	4.250	02/01/10	6,911,939

				12,715,092

	Non-US Agency 0.1%
4,900	KFW (Germany)	4.875	06/17/19	5,338,717

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oil Field Services 0.1%
$4,030	Transocean, Inc. (Cayman Islands)	6.000%	03/15/18	$4,312,145
4,235	Weatherford International Ltd. (Switzerland)	6.000	03/15/18	4,395,159

				8,707,304

	Packaging 0.0%
1,765	Sealed Air Corp. (b)	7.875	06/15/17	1,863,865

	Pharmaceuticals 0.4%
3,380	Amgen, Inc.	5.700	02/01/19	3,722,323
2,680	Amgen, Inc.	5.850	06/01/17	2,952,218
2,180	AstraZeneca PLC (United Kingdom)	6.450	09/15/37	2,574,048
4,185	Biogen Idec, Inc.	6.875	03/01/18	4,601,847
3,145	GlaxoSmithKline Capital, Inc.	5.650	05/15/18	3,451,267
6,035	Merck & Co., Inc.	5.000	06/30/19	6,450,830
4,875	Novartis Capital Corp.	4.125	02/10/14	5,152,875
9,895	Pfizer, Inc.	6.200	03/15/19	11,173,305
7,905	Roche Holdings, Inc. (b)	6.000	03/01/19	8,815,411
760	Wyeth	5.450	04/01/17	824,790
850	Wyeth	5.500	02/15/16	928,772
2,225	Wyeth	6.450	02/01/24	2,523,795

				53,171,481

	Pipelines 0.3%
2,325	Enterprise Products Operating LLC (e)	5.250	01/31/20	2,327,932
4,310	Enterprise Products Operating LLC	6.500	01/31/19	4,714,295
8,709	Kinder Morgan Energy Partners LP	5.950	02/15/18	9,125,647
3,815	Plains All American Pipeline LP	6.700	05/15/36	4,002,774
3,370	Plains All American Pipeline LP	8.750	05/01/19	4,052,196

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pipelines (continued)
$2,245	Spectra Energy Capital LLC	7.500%	09/15/38	$2,626,850
3,835	Texas Eastern Transmission LP	7.000	07/15/32	4,425,598

				31,275,292

	Property & Casualty Insurance 0.3%
4,315	Ace INA Holdings, Inc.	5.600	05/15/15	4,675,397
680	Ace INA Holdings, Inc.	5.900	06/15/19	741,932
1,775	AIG SunAmerica Global Financing VI (b)	6.300	05/10/11	1,750,507
3,065	Allstate Corp.	7.450	05/16/19	3,659,653
11,475	Berkshire Hathaway Finance Corp.	5.400	05/15/18	12,390,969
6,590	Catlin Insurance Co., Ltd. (Bermuda) (b)(c)	7.249	12/31/49	4,448,250
5,366	Farmers Exchange Capital (b)	7.050	07/15/28	4,815,888
4,135	Travelers Cos., Inc.	5.800	05/15/18	4,589,420
515	Travelers Cos., Inc.	5.900	06/02/19	578,162
5,240	Two-Rock Pass Through Trust (Bermuda) (b)(d)	1.401	02/11/49	17,030

				37,667,208

	Railroads 0.2%
5,000	CSX Corp.	6.750	03/15/11	5,353,045
2,735	CSX Corp.	7.375	02/01/19	3,224,097
3,385	Norfolk Southern Corp. (b)	5.750	01/15/16	3,703,485
2,175	Union Pacific Corp.	6.125	02/15/20	2,436,452
5,985	Union Pacific Corp.	7.875	01/15/19	7,433,173

				22,150,252

	REITS 0.0%
3,400	AvalonBay Communities, Inc.	6.100	03/15/20	3,510,986

2,650	Simon Property Group LP	6.750	05/15/14	2,844,894

				6,355,880

	Restaurants 0.1%
4,215	Yum! Brands, Inc.	5.300	09/15/19	4,242,107

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Restaurants (continued)
$1,130	Yum! Brands, Inc.	6.250%	03/15/18	$1,219,427

				5,461,534

	Retailers 0.2%
7,809	CVS Lease Pass-Through Trust	6.036	12/10/28	7,548,345
4,560	Home Depot, Inc.	5.875	12/16/36	4,438,882
3,582	Kohl’s Corp.	6.875	12/15/37	4,018,520
1,455	Wal-Mart Stores, Inc.	4.125	02/01/19	1,464,603
5,090	Wal-Mart Stores, Inc.	4.250	04/15/13	5,428,745
1	Wal-Mart Stores, Inc.	6.500	08/15/37	1,171

				22,900,266

	Software 0.0%
1,740	Microsoft Corp.	4.200	06/01/19	1,795,015

	Supermarkets 0.1%
1,065	Delhaize America, Inc.	9.000	04/15/31	1,405,146
3,780	Delhaize Group (Belgium)	5.875	02/01/14	4,074,851
1,770	Kroger Co. (e)	3.900	10/01/15	1,786,440
1,032	Kroger Co.	6.400	08/15/17	1,143,643
1,000	Kroger Co.	6.900	04/15/38	1,194,639

				9,604,719

	Technology 0.3%
2,935	Agilent Technologies, Inc.	5.500	09/14/15	3,022,851
3,375	Cisco Systems, Inc.	4.950	02/15/19	3,554,391
2,015	Cisco Systems, Inc.	5.900	02/15/39	2,189,088
1,815	Corning, Inc.	6.625	05/15/19	1,989,138
3,015	Hewlett-Packard Co.	4.750	06/02/14	3,239,286
2,180	Hewlett-Packard Co.	5.500	03/01/18	2,386,145
4,300	IBM Corp.	7.625	10/15/18	5,300,451
3,100	KLA Instruments Corp.	6.900	05/01/18	3,245,567

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Technology (continued)
$4,720	LG Electronics, Inc. (Republic of Korea (South Korea)) (b)	5.000%	06/17/10	$4,764,698
895	Oracle Corp.	5.750	04/15/18	987,826
2,795	Xerox Corp.	6.350	05/15/18	2,910,512

				33,589,953

	Tobacco 0.1%
3,505	Altria Group, Inc.	9.250	08/06/19	4,290,232
3,465	BAT International Finance PLC (United Kingdom) (b)	9.500	11/15/18	4,501,506
4,510	Philip Morris International, Inc.	5.650	05/16/18	4,808,734

				13,600,472

	Wireless 0.0%
3,770	Verizon Wireless Capital LLC (b)	5.550	02/01/14	4,078,096

	Wireline 0.6%
5,135	AT&T Corp.	8.000	11/15/31	6,416,830
13,517	AT&T, Inc.	6.300	01/15/38	14,208,773
1,830	Deutsche Telekom International Finance BV (Netherlands)	6.000	07/08/19	1,964,818
3,975	Deutsche Telekom International Finance BV (Netherlands)	8.750	06/15/30	5,161,657
3,015	France Telecom SA (France)	8.500	03/01/31	4,180,774
3,610	SBC Communications, Inc.	6.150	09/15/34	3,701,174
1,575	Telecom Italia Capital SA (Luxembourg)	4.875	10/01/10	1,619,350
5,295	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	5,861,067
3,260	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	3,644,123
10,015	Telefonica Europe (Netherlands)	8.250	09/15/30	13,005,409
8,045	Verizon Communications, Inc.	5.500	02/15/18	8,448,931
3,930	Verizon Communications, Inc.	6.350	04/01/19	4,347,606

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireline (continued)
$3,435	Verizon Communications, Inc.	8.950%	03/01/39	$4,720,741

				77,281,253

	Total Corporate Bonds 8.3%			1,009,983,668

	United States Government Agencies & Obligations 8.0%
23,700	Federal Home Loan Mortgage Corp.	3.000	07/28/14	24,187,888
33,000	Federal Home Loan Mortgage Corp.	4.875	06/13/18	36,039,498
7,000	Federal Home Loan Mortgage Corp.	6.750	03/15/31	9,187,878
5,970	Federal National Mortgage Association	6.625	11/15/30	7,729,753
68,980	United States Treasury Bonds	3.500	02/15/39	62,513,194
9,700	United States Treasury Bonds	4.250	05/15/39	10,037,987
115,450	United States Treasury Bonds	6.750	08/15/26	154,414,375
3,557	United States Treasury Bonds	8.000	11/15/21	5,035,936
100,000	United States Treasury Notes	0.875	12/31/10	100,461,000
77,500	United States Treasury Notes	0.875	03/31/11	77,784,580
1,600	United States Treasury Notes	0.875	04/30/11	1,604,875
90,000	United States Treasury Notes	0.875	05/31/11	90,242,640
21,200	United States Treasury Notes	1.375	09/15/12	21,170,193
29,080	United States Treasury Notes	1.750	08/15/12	29,389,004
30,000	United States Treasury Notes	1.750	03/31/14	29,528,910
10,000	United States Treasury Notes	2.000	09/30/10	10,158,210
36,500	United States Treasury Notes	2.000	09/30/11	36,539,931
99,000	United States Treasury Notes	2.250	05/31/14	99,332,640
61,300	United States Treasury Notes	2.375	09/30/14	61,477,341
39,000	United States Treasury Notes	3.750	11/15/18	40,368,081
250	United States Treasury Notes	4.250	01/15/11	261,973

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Government Agencies & Obligations (continued)
$68,860	United States Treasury Notes	4.500%	02/28/11	$72,647,369

	Total United States Government Agencies & Obligations 8.0%			980,113,256

	Agency Bonds 1.6%
	Banking — FDIC Guaranteed 1.0%
69,000	Citigroup Funding, Inc.	2.250	12/10/12	69,982,560
11,500	GMAC, Inc.	2.200	12/19/12	11,631,744
37,000	JPMorgan Chase & Co.	2.125	12/26/12	37,524,327
7,500	KeyBank NA	3.200	06/15/12	7,822,440

				126,961,071

	Noncaptive-Diversified Finance — FDIC Guaranteed 0.6%
20,000	General Electric Capital Corp.	2.200	06/08/12	20,322,340
46,300	General Electric Capital Corp.	2.625	12/28/12	47,473,381

				67,795,721

	Total Agency Bonds 1.6%			194,756,792

	Foreign Government Obligations 0.3%
16,195	Brazilian Government International Bond (Brazil)	6.000	01/17/17	17,603,965
6,235	Italian Republic (Italy)	6.875	09/27/23	7,510,076
4,245	Korea Railroad Corp. (Republic of Korea (South Korea)) (b)	5.375	05/15/13	4,334,688
7,020	Mexico Government International Bond (Mexico)	5.625	01/15/17	7,321,860
1,615	Republic of Peru (Peru)	7.125	03/30/19	1,870,978

	Total Foreign Government Obligations 0.3%			38,641,567

	Asset Backed Securities 0.1%
1,276	Capital Auto Receivables Asset Trust (d)	0.303	07/15/10	1,275,286

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities (continued)
$5,230	Capital Auto Receivables Asset Trust	4.980%	05/15/11	$5,308,935
265	Capital One Auto Finance Trust	5.070	07/15/11	265,523
500	GS Auto Loan Trust	5.370	12/15/10	501,230
2,954	Harley-Davidson Motorcycle Trust	4.070	02/15/12	2,990,842

	Total Asset Backed Securities 0.1%			10,341,816

	Municipal Bonds 0.1%
	California 0.0%
2,745	California St Taxable Var Purp 3	5.950	04/01/16	2,945,660

	Illinois 0.1%
2,970	Illinois St Toll Hwy Auth Toll Hwy Rev Build America Bonds Direct Pmt Taxable Sr Priority	6.184	01/01/34	3,338,933

	Total Municipal Bonds 0.1%			6,284,593

	Total Long-Term Investments 96.6% (Cost $11,123,051,717)			11,795,281,014

Short-Term Investments 3.5%
Repurchase Agreements 3.4%
Banc of America Securities ($99,484,243 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $99,484,353)				99,484,243
JPMorgan Chase & Co. ($299,963,335 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $299,963,752)				299,963,335

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($16,733,422 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $16,733,427)	$16,733,422

Total Repurchase Agreements 3.4%	416,181,000

United States Government Agency Obligations 0.1%
United States Treasury Bill ($4,955,000 par, yielding 0.240%, 11/12/09 maturity) (f)	4,953,635

Total Short-Term Investments 3.5% (Cost $421,134,635)	421,134,635

Total Investments 100.1% (Cost $11,544,186,352)	12,216,415,649

Liabilities in Excess of Other Assets (0.1%)	(8,279,615)

Net Assets 100.0%	$12,208,136,034

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Non-income producing security.

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	Variable Rate Coupon

(d)	Floating Rate Coupon

(e)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(f)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.
ADR — American Depositary Receipt
LYON — Liquid Yield Option Note

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued
Futures contracts outstanding as of September 30, 2009:

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S. Treasury Notes 2-Year Futures, December 2009 (Current Notional Value of $216,969 per contract)	1,105	$1,264,543
U.S. Treasury Notes 5-Year Futures, December 2009 (Current Notional Value of $116,094 per contract)	1,219	1,915,980

Total Long Contracts:	2,324	3,180,523

Short Contracts:
U.S. Treasury Bond 30-Year Futures, December 2009 (Current Notional Value of $121,375 per contract)	1,175	(3,193,354)
U.S. Treasury Notes 10-Year Futures, December 2009 (Current Notional Value of $118,328 per contract)	1,235	(1,160,545)

Total Short Contracts:	2,410	(4,353,899)

Total Futures Contracts	4,734	$(1,173,376)

Swap agreements outstanding as of September 30, 2009:
Credit Default Swaps

			Pay/					Credit
			Receive		Notional			Rating of
		Buy/Sell	Fixed	Expiration	Amount	Upfront		Reference
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value	Entity*
Bank of America, N.A.	Sealed Air Corp.	Buy	1.120%	03/20/18	$1,540	$0	$17,577	BB+

Total Credit Default Swaps

*	Credit rating as issued by Standard and Poor’s.
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued
at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Options are valued at the last sale price. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and disclosure (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position
Common & Convertible Preferred Stocks
Aerospace & Defense	$99,863,538	$—	$—	$99,863,538
Agricultural Products	33,210,765	—	—	33,210,765
Air Freight & Logistics	59,160,530	—	—	59,160,530

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Apparel Retail	69,089,900	—	—	69,089,900
Asset Management & Custody Banks	33,590,360	—	—	33,590,360
Auto Parts & Equipment	41,096,160	—	—	41,096,160
Broadcasting & Cable TV	129,296,328	—	—	129,296,328
Broadcasting — Diversified	83,822,331	—	—	83,822,331
Communications Equipment	136,296,600	—	—	136,296,600
Computer Hardware	158,436,760	—	—	158,436,760
Consumer Electronics	114,653,800	—	—	114,653,800
Department Stores	78,877,454	—	—	78,877,454
Diversified Banks	105,876,816	—	—	105,876,816
Diversified Chemicals	83,804,622	129,116,233	—	212,920,855
Diversified Commercial & Professional Services	44,989,133	—	—	44,989,133
Diversified Metals & Mining	64,555,149	—	—	64,555,149
Drug Retail	117,809,427	—	—	117,809,427
Electric Utilities	356,709,055	—	—	356,709,055
Electronic Equipment Manufacturers	99,163,856	—	—	99,163,856
Gold	56,926,664	—	—	56,926,664
Health Care Distributors	63,041,940	—	—	63,041,940
Health Care Equipment	185,382,594	—	—	185,382,594
Health Care Facilities	—	19,649,250	—	19,649,250
Health Care Services	—	20,962,500	—	20,962,500
Home Improvement Retail	170,408,088	—	—	170,408,088
Human Resource & Employment Services	102,640,001	—	—	102,640,001
Industrial Conglomerates	421,651,078	—	—	421,651,078
Industrial Machinery	195,634,716	—	—	195,634,716
Insurance Brokers	295,518,554	—	—	295,518,554
Integrated Oil & Gas	689,536,305	—	—	689,536,305
Integrated Telecommunication Services	119,112,813	—	—	119,112,813
Internet Software & Services	194,610,147	—	—	194,610,147
Investment Banking & Brokerage	135,979,171	—	—	135,979,171
Motorcycle Manufacturers	48,228,700	—	—	48,228,700
Movies & Entertainment	394,872,808	—	—	394,872,808
Office Services & Supplies	70,045,806	—	—	70,045,806

Van Kampen Equity and Income Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Oil & Gas Equipment & Services	139,439,720	—	—	139,439,720
Oil & Gas Exploration & Production	284,156,592	—	—	284,156,592
Oil & Gas Refining & Marketing	20,448,694	—	—	20,448,694
Oil & Gas Storage & Transportation	—	29,506,881	—	29,506,881
Other Diversified Financial Services	703,131,042	—	—	703,131,042
Packaged Foods & Meats	81,373,656	73,479,636	—	154,853,292
Personal Products	89,362,800	—	—	89,362,800
Pharmaceuticals	383,699,314	102,345,837	—	486,045,151
Property & Casualty Insurance	252,667,109	—	—	252,667,109
Regional Banks	318,178,628	—	—	318,178,628
Reinsurance	27,473,092	—	—	27,473,092
Restaurants	60,511,438	—	—	60,511,438
Semiconductor Equipment	67,550,853	—	—	67,550,853
Semiconductors	98,399,917	—	—	98,399,917
Soft Drinks	42,857,970	—	—	42,857,970
Systems Software	20,657,992	—	—	20,657,992
Wireless Telecommunication Services	69,441,750	—	—	69,441,750
Convertible Corporate Obligations & Corporate Bonds	—	2,476,840,117	—	2,476,840,117
United States Government Agencies & Obligations	—	980,113,256	—	980,113,256
Agency Bonds	—	194,756,792	—	194,756,792
Foreign Government Obligations	—	38,641,567	—	38,641,567
Asset Backed Securities	—	10,341,816	—	10,341,816
Municipal Bonds	—	6,284,593	—	6,284,593
Short-Term Investments	—	421,134,635	—	421,134,635
Futures	3,180,523	—	—	3,180,523
Credit Default Swaps	—	17,577	—	17,577

Total Investments in an Asset Position	$7,716,423,059	$4,503,190,690	$—	$12,219,613,749

Investments in a Liability Position
Futures	(4,353,899)	—	—	(4,353,899)

     Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Collateralized Mortgage
Obligations
Balance as of 12/31/08	$27,568
Accrued Discounts /Premiums	3
Realized Gain/Loss	(3,113,205)
Change in Unrealized Appreciation/Depreciation	3,106,976
Net Purchases/Sales	(21,342)
Net Transfers in and/or out of Level 3	-0-

Balance as of 9/30/09	$-0-

Net Change in Unrealized Appreciation/Depreciation from Investments still held as of 9/30/09	$-0-

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Equity and Income Fund

By:	/s/ Edward C. Wood III

Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III

Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 19, 2009

By:	/s/ Stuart N. Schuldt

Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	November 19, 2009